DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund

Diamond Hill Small-Mid Cap Fund

Diamond Hill Mid Cap Fund

Diamond Hill Large Cap Fund

Diamond Hill Select Fund

Diamond Hill Long-Short Fund

Diamond Hill Research Opportunities Fund

Diamond Hill Financial Long-Short Fund

Diamond Hill Corporate Credit Fund

Diamond Hill High Yield Fund

Supplement dated January 31, 2017

to the Summary Prospectus for the Diamond Hill Research Opportunities Fund,

Prospectus and Statement of Additional Information dated February 28, 2016

Effective January 31, 2017 all references to Bhavik Kothari in the Summary Prospectus, Prospectus and Statement of Additional information are removed.

This Supplement and the Summary Prospectus, Statutory Prospectus and Statement of

Additional Information dated February 28, 2016 provide the information a prospective investor ought to know before investing and should be retained for future reference.